Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net earnings	$ 1,852	$ 1,286
Other comprehensive (loss) income
Unrealized foreign currency translation (losses) gains, net of hedging activities and income tax (expense) recovery of $(13) million and $11 million, respectively	(660)	985
Other, net of income tax recovery (expense) of $5 million and $(2) million, respectively	(7)	6
Other comprehensive (loss) income	(667)	991
Comprehensive income	1,185	2,277
Comprehensive income attributable to:
Non-controlling interests	55	244
Preference equity shareholders	67	66
Common equity shareholders	1,063	1,967
Comprehensive income	$ 1,185	$ 2,277